Advance from Customers - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Advance From Customers [Line Items]
Prepaid rent received from tenants	$ 69,722	$ 67,642
Nam Tai Inno Park
Advance From Customers [Line Items]
Prepaid rent received from tenants	69,508	67,488
Nam Tai Inno Valley, Tang Xi, Shanghai and Wuxi
Advance From Customers [Line Items]
Prepaid rent received from tenants	$ 214
Nam Tai Inno Valley and Wuxi
Advance From Customers [Line Items]
Prepaid rent received from tenants		$ 154